Annual Total Returns - Fidelity Freedom Index 2010 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-11 - Fidelity Freedom Index 2010 Fund - Institutional Premium Class
Jul. 13, 2021
Bar Chart Table:
Annual Return 2016	5.73%
Annual Return 2017	10.73%
Annual Return 2018	(2.31%)
Annual Return 2019	14.40%
Annual Return 2020	10.44%